CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY $ in Millions	USD ($)
Common shares, beginning of period at Dec. 31, 2018	$ 3,035.2
Statement of changes in equity [abstract]
Common share issuance	109.3
Issuance of common shares under First Nations agreements	2.6
Exercise of options and vested performance share units	0.0
Common shares, end of period at Dec. 31, 2019	3,144.5
Contributed surplus, beginning of period at Dec. 31, 2018	105.0
Statement of changes in equity [abstract]
Equity settled share-based payments	0.7
Contributed surplus, ending of period at Dec. 31, 2019	105.7
Other reserves, beginning of period at Dec. 31, 2018	6.1
Statement of changes in equity [abstract]
Loss on revaluation of non-current derivative financial liabilities (net of tax)	(19.7)
Other reserves, ending of period at Dec. 31, 2019	(13.6)
Deficit, beginning of period at Dec. 31, 2018	(2,201.8)
Statement of changes in equity [abstract]
Net loss	(73.5)
Deficit, ending of period at Dec. 31, 2019	(2,275.3)
Statement of changes in equity [abstract]
Total equity	961.3
Issuance of common shares under First Nations agreements	0.7
Issuance of flow through shares	8.6
Exercise of options and vested performance share units	0.2
Common shares, end of period at Dec. 31, 2020	3,154.0
Statement of changes in equity [abstract]
Equity settled share-based payments	1.0
Contributed surplus, ending of period at Dec. 31, 2020	106.7
Statement of changes in equity [abstract]
Loss on revaluation of non-current derivative financial liabilities (net of tax)	(103.2)
Other reserves, ending of period at Dec. 31, 2020	(116.8)
Statement of changes in equity [abstract]
Net loss	(79.3)
Deficit, ending of period at Dec. 31, 2020	(2,354.6)
Statement of changes in equity [abstract]
Total equity	$ 789.3